Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income before noncontrolling interests		$ 22,045	$ 23,276	$ 23,608
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		3,770	2,442	1,395
Changes in fair value of MSRs, MHFS and LHFS carried at fair value		139	62	1,820
Depreciation, amortization and accretion		4,970	3,288	2,515
Other net gains		(6,086)	(6,496)	(3,760)
Stock-based compensation		1,945	1,958	1,912
Excess tax benefits related to stock incentive compensation		(283)	(453)	(453)
Originations and purchases of MHFS and LHFS	[1]	(205,314)	(178,294)	(144,966)
Proceeds from sales of and paydowns on mortgages originated for sale and LHFS	[1]	127,488	133,201	117,304
Net change in:
Trading assets (1)	[1]	62,550	42,754	14,242
Deferred income taxes		1,793	(2,265)	2,354
Derivative assets and liabilities	[1]	2,089	(354)	1,480
Other assets (1)	[1]	(14,232)	(2,165)	(6,700)
Other accrued expenses and liabilities (1)	[1]	(705)	(2,182)	6,778
Net cash provided by operating activities		169	14,772	17,529
Net change in:
Federal funds sold, securities purchased under resale agreements and other short-term investments		3,991	(11,866)	(41,778)
Available-for-sale securities:
Sales proceeds		31,584	25,431	6,089
Prepayments and maturities		41,105	33,912	37,257
Purchases		(120,980)	(79,778)	(44,807)
Held-to-maturity securities:
Paydowns and maturities		7,957	5,290	5,168
Purchases		(23,593)	(25,424)	(47,012)
Nonmarketable equity investments:
Sales proceeds		1,975	3,496	3,161
Purchases		(4,316)	(2,352)	(3,087)
Loans:
Loans originated by banking subsidiaries, net of principal collected		(38,977)	(57,016)	(65,162)
Proceeds from sales (including participations) of loans held for investment		10,061	11,672	21,564
Purchases (including participations) of loans		(6,221)	(13,759)	(6,424)
Principal collected on nonbank entities' loans		11,609	10,023	13,589
Loans originated by nonbank entities		(12,533)	(12,441)	(13,570)
Net cash paid for acquisitions		(30,584)	(3)	(174)
Proceeds from sales of foreclosed assets and short sales		7,311	7,803	7,697
Other, net (1)	[1]	(508)	(2,223)	(891)
Net cash used by investing activities		(122,119)	(107,235)	(128,380)
Net change in:
Deposits		82,767	54,867	89,133
Short-term borrowings		(1,198)	34,010	8,035
Long-term debt:
Proceeds from issuance		90,111	43,030	42,154
Repayment		(34,462)	(27,333)	(15,829)
Preferred stock:
Proceeds from issuance		2,101	2,972	2,775
Cash dividends paid		(1,566)	(1,426)	(1,235)
Common stock:
Proceeds from issuance		1,415	1,726	1,840
Repurchased		(8,116)	(8,697)	(9,414)
Cash dividends paid		(7,472)	(7,400)	(6,908)
Excess tax benefits related to stock incentive compensation		283	453	453
Net change in noncontrolling interests		(188)	(232)	(552)
Other, net		(107)	33	51
Net cash provided by financing activities		123,568	92,003	110,503
Net change in cash and due from banks		1,618	(460)	(348)
Cash and due from banks at beginning of year		19,111	19,571	19,919
Cash and due from banks at end of year		20,729	19,111	19,571
Supplemental cash flow disclosures:
Cash paid for interest		5,573	3,816	3,906
Cash paid for income taxes		$ 8,446	$ 13,688	$ 8,808

[1]	(1)Prior periods have been revised to conform to the current period presentation.